Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Translated Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Assets and Liabilities Translated Exchange Rates [Line Items]
Period end RMB: USD exchange rate	7.1636		7.2993
Average RMB: USD exchange rate	7.2526	7.215